Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,032)	$ (1,032)	$ (3,552,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned from investments held in Trust Account			(12,186)
Changes in operating assets and liabilities:
Prepaid expenses			(522,202)
Franchise tax payable			149,091
Accounts payable	9,032	1,032	57,879
Accrued expenses			2,119,500
Net cash used in operating activities	8,000		(1,759,940)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(201,250,000)
Net cash used in investing activities			(201,250,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	50,000	50,000	150,000
Payment of deferred offering costs		(41,200)
Repayment of note payable to related party			(200,000)
Proceeds received from initial public offering, gross			201,250,000
Proceeds received from private placement			6,025,000
Offering costs paid	(41,200)		(4,175,530)
Net cash provided by financing activities	8,800	8,800	203,049,470
Net change in cash	16,800	8,800	39,530
Cash – beginning of the period			8,800
Cash – end of the period	16,800	8,800	48,330
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable			125,000
Offering costs included in accrued expenses	4,830		28,300
Deferred underwriting commissions in connection with the initial public offering			7,043,750
Deferred offering costs included in accrued expenses		16,700
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000	$ 25,000